Other equity - Summary of Debenture Redemption Reserve (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total equity
Beginning balance	₨ 78,848	₨ 81,844
Ending balance	64,745	78,848
Debentures Redemption Reserve
Total equity
Beginning balance	2,296	4,177
Debenture redemption reserve created during the year	117	33
Debenture redemption reserve transferred to retained earnings during the year	(811)	(1,914)
Ending balance	₨ 1,602	₨ 2,296